UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22978

Corsair Opportunity Fund

(Exact name of registrant as specified in charter)

366 Madison Avenue, 12th Floor
New York, New York 10017

 (Address of principal executive offices) (Zip code)

Thomas Hess
Corsair Capital Management, L.P.
366 Madison Avenue, 12th Floor
New York, New York 10017

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 949-3000

Date of fiscal year end: Sep 30

Date of reporting period: June 30, 2015

Item 1.	Schedule of Investments.

Corsair Opportunity Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 65.6%
	AGRICULTURAL CHEMICALS – 0.2%
355	CF Industries Holdings, Inc.	$22,819

		22,819

	AIRCRAFT & PARTS – 1.2%
1,258	Esterline Technologies Corp.[1]	119,938

		119,938

	AIRLINES – 2.7%
428	Japan Airlines Co., Ltd.[2]	14,933
29,132	Republic Airways Holdings, Inc.[1]	267,432

		282,365

	AUTO PARTS – 0.1%
1,438	Jason Industries, Inc.[1]	9,793

		9,793

	BASE METALS – 0.0%
189	Horsehead Holding Corp.[1]	2,215

		2,215

	BASIC & DIVERSIFIED CHEMICALS – 2.9%
4,826	Huntsman Corp.	106,510
2,103	Innophos Holdings, Inc.	110,702
118	LyondellBasell Industries NV, Class A2	12,215
2,444	Olin Corp.	65,866

		295,293

	BUILDING SUB CONTRACTORS – 1.4%
5,667	Installed Building Products, Inc.[1]	138,728

		138,728

	CABLE & SATELLITE – 1.3%
1,648	Liberty Global PLC1 2	83,438
925	Liberty Global PLC, Class A1 2	50,015

		133,453

	CATALOG & TV BASED RETAILERS – 1.0%
3,827	Liberty Interactive Corp. QVC Group, Class A1	106,199

		106,199

	COAL OPERATIONS – 0.4%
2,037	Westmoreland Coal Co1	42,329

		42,329

	COMMERCIAL VEHICLES – 0.2%
827	Allison Transmission Holdings, Inc.	24,198

		24,198

Corsair Opportunity Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (CONTINUED)
	COMMERCIAL & RESIDENTIAL BUILDING EQUIPMENT & SYSTEMS – 0.1%
92	Honeywell International, Inc.	$9,381

		9,381

	COMMUNICATIONS EQUIPMENT – 2.5%
8,400	CommScope Holding Co., Inc.[1]	256,284

		256,284

	CONSUMER FINANCE – 0.6%
139	Capital One Financial Corp.	12,228
797	Discover Financial Services	45,923

		58,151

	CONTAINERS & PACKAGING – 2.0%
483	Ball Corp.	33,883
103,398	Orora Ltd.[2]	166,732
99	Owens-Illinois, Inc.[1]	2,271

		202,886

	DEFENSE PRIMES – 3.2%
4,558	Orbital ATK, Inc.	334,375

		334,375

	DIVERSIFIED BANKS – 0.7%
1,275	Citigroup, Inc.	70,431

		70,431

	ELECTRICAL POWER EQUIPMENT – 0.8%
2,635	Babcock & Wilcox Co./The	86,428

		86,428

	ENTERTAINMENT CONTENT – 1.2%
1,704	CBS Corp., Class B	94,572
367	Time Warner, Inc.	32,079

		126,651

	ENTERTAINMENT FACILITIES – 0.5%
1,212	Six Flags Entertainment Corp.	54,358

		54,358

	EXPLORATION & PRODUCTION – 0.0%
58	Occidental Petroleum Corp.	4,511

		4,511

	FLOW CONTROL EQUIPMENT – 1.0%
1,419	Pentair PLC[2]	97,556

		97,556

	FOOD & DRUG STORES – 0.9%
357	CVS Health Corp.	37,442

Corsair Opportunity Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (CONTINUED)
	FOOD & DRUG STORES (CONTINUED)
667	Walgreens Boots Alliance, Inc.	$56,322

		93,764

	HEALTH CARE FACILITIES – 1.3%
6,385	Kindred Healthcare, Inc.	129,552

		129,552

	HEALTH CARE SERVICES – 0.0%
1,456	Enzo Biochem, Inc.[1]	4,412

		4,412

	HOUSEHOLD PRODUCTS – 1.6%
2,845	Clearwater Paper Corp.[1]	163,018

		163,018

	INDUSTRIAL DISTRIBUTORS & RENTAL – 2.2%
6,525	HD Supply Holdings, Inc.[1]	229,549

		229,549

	INFORMATION SERVICES – 1.6%
5,302	IMS Health Holdings, Inc.[1]	162,506

		162,506

	INSTL TRUST, FIDUCIARY & CUSTODY – 0.5%
634	State Street Corp.	48,818

		48,818

	INSURANCE BROKERS – 2.4%
2,499	Aon PLC[2]	249,100

		249,100

	INTERNET BASED SERVICES – 0.3%
702	Liberty Ventures[1]	27,568

		27,568

	INTERNET MEDIA – 3.0%
3,857	IAC/InterActiveCorp	307,249

		307,249

	LIFE INSURANCE – 3.4%
311	MetLife, Inc.	17,413
7,134	Voya Financial, Inc.	331,517

		348,930

	LIFE SCIENCE EQUIPMENT – 0.1%
393	VWR Corp.[1]	10,505

		10,505

	LODGING – 0.5%
1,078	Diamond Resorts International, Inc.[1]	34,011

Corsair Opportunity Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (CONTINUED)
	LODGING (CONTINUED)
210	Marriott International, Inc., Class A	$15,622

		49,633

	MARINE SHIPPING – 0.0%
188	Hornbeck Offshore Services, Inc.[1]	3,860

		3,860

	MIDSTREAM - OIL & GAS – 0.1%
118	Williams Cos., Inc./The	6,772

		6,772

	OTHER COMMERCIAL SERVICES – 2.8%
7,748	KAR Auction Services, Inc.	289,775
159	Tricon Capital Group, Inc.[2]	1,389

		291,164

	P&C INSURANCE – 1.6%
365	AmTrust Financial Services, Inc.	23,911
537	Berkshire Hathaway, Inc., Class B1	73,091
207	Loews Corp.	7,972
3,085	National General Holdings Corp.	64,260

		169,234

	POWER GENERATION – 1.2%
6,662	Calpine Corp.[1]	119,849

		119,849

	PUBLISHING & BROADCASTING – 3.8%
12,394	News Corp.[1]	180,829
7,453	Sinclair Broadcast Group Inc, Class A	208,013

		388,842

	REAL ESTATE SERVICES – 2.1%
21,198	Countrywide PLC[2]	189,196
505	Realogy Holdings Corp.[1]	23,594

		212,790

	REFINING & MARKETING – 0.3%
185	Phillips 66	14,903
163	Tesoro Corp.	13,759

		28,662

	REIT – 4.4%
1,136	Equity Commonwealth[1]	29,161
6,453	Rouse Properties, Inc.	105,507
5,984	Ryman Hospitality Properties, Inc.	317,810

		452,478

Corsair Opportunity Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (CONTINUED)
	RENEWABLE ENERGY EQUIPMENT – 0.0%
122	SunEdison, Inc.[1]	$3,649

		3,649

	SEMICONDUCTOR DEVICES – 0.0%
397	Sigma Designs, Inc.[1]	4,736

		4,736

	SPECIALTY CHEMICALS – 6.6%
5,851	Axalta Coating Systems Ltd.1 2	193,551
9,228	Chemtura Corp.[1]	261,245
12,775	Globe Specialty Metals, Inc.	226,118
337	Valhi, Inc.	1,907

		682,821

	TELECOM CARRIERS – 0.7%
953	DigitalGlobe, Inc.[1]	26,484
1,653	Quebecor, Inc., Class B2	41,318

		67,802

	WASTE MANAGEMENT – 0.2%
425	Clean Harbors, Inc.[1]	22,840

		22,840

	TOTAL COMMON STOCKS (Cost $6,472,358)	6,758,445

	SHORT-TERM INVESTMENTS – 34.8%
	MONEY MARKET – 34.8%
3,588,177	Federated Treasury Obligations Fund[3]	3,588,177

		3,588,177

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,588,177)	3,588,177

	MUTUAL FUNDS – 0.1%
	INVESTMENT COMPANIES – 0.1%
992	OFS Capital Corp.	11,904

		11,904

	TOTAL MUTUAL FUNDS (Cost $12,064)	11,904

	TOTAL INVESTMENTS –100.5% (Cost $10,072,599)	10,358,526

Corsair Opportunity Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2015 (Unaudited)

Number of Shares		Value

	Liabilities in Excess of Other Assets – (0.5)%	(54,461)

	TOTAL NET ASSETS –100.0%	$10,304,065

	SHORT SECURITIES – (2.1)%
	COMMON STOCKS – (1.1)%
	AIRLINES – (0.1)%
(3,975)	ANA Holdings, Inc.[2]	$(10,787)

		(10,787)

	AUTO PARTS – (0.1)%
(93)	Dorman Products, Inc.[1]	(4,432)

		(4,432)

	BASE METALS – 0.0%
(329)	Alcoa, Inc.	(3,668)

		(3,668)

	BUILDING MAINTENANCE SERVICES – (0.1)%
(180)	Healthcare Services Group, Inc.	(5,949)

		(5,949)

	COMMUNICATIONS EQUIPMENT – 0.0%
(57)	Rovi Corp.[1]	(909)

		(909)

	CONSTRUCTION & MINING MACHINERY – 0.0%
(89)	Joy Global, Inc.	(3,222)

		(3,222)

	ELECTRICAL POWER EQUIPMENT – (0.1)%
(344)	General Electric Co.	(9,140)

		(9,140)

	INTEGRATED OILS – 0.0%
(52)	Exxon Mobil Corp.	(4,326)

		(4,326)

	INTERNET BASED SERVICES – (0.1)%
(31)	Expedia, Inc.	(3,390)
(12)	TripAdvisor, Inc.[1]	(1,046)

		(4,436)

	OFFICE ELECTRONICS – 0.0%
(338)	Ricoh Co., Ltd.[2]	(3,508)

		(3,508)

	OIL & GAS SERVICES & EQUIP – 0.0%
(81)	Tidewater, Inc.	(1,841)

		(1,841)

Corsair Opportunity Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2015 (Unaudited)

Number of Shares		Value

	SHORT SECURITIES (CONTINUED)
	COMMON STOCKS (CONTINUED)
	P&C INSURANCE – 0.0%
(57)	CNA Financial Corp.	$(2,178)

		(2,178)

	POWER GENERATION – 0.0%
(51)	TerraForm Power, Inc., Class A	(1,937)

		(1,937)

	PROFESSIONAL SERVICES – 0.0%
(93)	HMS Holdings Corp.[1]	(1,597)

		(1,597)

	REFINING & MARKETING – (0.1)%
(148)	Valero Energy Corp.	(9,265)

		(9,265)

	REIT – (0.5)%
(468)	Host Hotels & Resorts, Inc.	(9,280)
(250)	LaSalle Hotel Properties	(8,865)
(362)	National Retail Properties, Inc.	(12,674)
(131)	Realty Income Corp.	(5,815)
(75)	Simon Property Group, Inc.	(12,976)
(167)	Sunstone Hotel Investors, Inc.	(2,507)

		(52,117)

	TOTAL COMMON STOCKS (Cost $(126,088))	(119,312)

	INVESTMENT COMPANIES / ETFS – (1.0)%
	INVESTMENT MANAGEMENT – (0.4)%
(293)	iShares Russell 2000 ETF	(36,584)

		(36,584)

	SEMICONDUCTOR DEVICES – (0.2)%
(311)	iShares U.S. Real Estate ETF	(22,174)

		(22,174)

	INTEGRATED UTILITIES – (0.4)%
(584)	SPDR S&P Homebuilders ETF	(21,386)
(331)	Energy Select Sector SPDR Fund	(24,878)

		(46,264)

	TOTAL INVESTMENT COMPANIES / ETFS (Cost $(107,941))	(105,022)

	TOTAL SHORT SECURITIES (Cost $(234,029))	(224,334)

1 Non-income producing security.
2 Security country not located in the United States or Canada.
3 The rate is the annualized seven-day yield at period end.

PLC – Public Limited Company
REIT – Real Estate Investment Trust

 See accompanying Notes to Schedule of Investments.

Corsair Opportunity Fund
Notes to the Schedule of Investments
June 30, 2015 (Unaudited)

1.	ORGANIZATION

Corsair Opportunity Fund (the “Fund”) was organized as a Delaware statutory trust on June 19, 2014 and is registered with the Securities and Exchange Commission (the “SEC”) as a closed-end, non-diversified management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund is managed by Corsair Capital Management, L.P. (the "Adviser"), a Delaware limited partnership that is registered under the Investment Advisers Act of 1940, as amended.

The Fund's investment objective is to achieve capital appreciation.  The Fund pursues this objective by investing its assets primarily in long and short positions in equity securities of U.S. and Canadian companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

(a)	Securities Valuations

Domestic exchange traded equity securities (other than options) other than those that trade on NASDAQ are valued at their last reported composite sale prices as reported on such exchanges or, in the absence of any reported sale on a particular day, at their composite bid prices (for securities held long) or their composite ask prices (for securities held short), as reported by such exchanges.  Securities traded on NASDAQ are valued: (i) at the NASDAQ Official Closing Price (“NOCP”) (which is the last trade price at or before 4:00:02 (EST) adjusted up to NASDAQ's best offer price if the last trade is below such bid and down to NASDAQ's best offer price if the last trade is above such offer price); (ii) if no NOCP is available, at the last sale price on NASDAQ prior to the calculation of the Fund's net asset value; (iii) if no sale is shown on NASDAQ, at the bid price; or (iv) if no sale is shown and no bid price is available for a period of seven business days, the price will be deemed “stale” and the value will be determined at fair value.

Other securities for which market quotations are readily available are valued at their bid prices (or ask prices in the case of securities held short) as obtained from one or more dealers making markets for those securities.  If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by the Adviser under the supervision of the Board.

Debt securities with remaining maturities of 60 days or less are, absent unusual circumstances, are valued at amortized cost.

Corsair Opportunity Fund
Notes to the Schedule of Investments - Continued
June 30, 2015 (Unaudited)

(b)	Fair Value Measurements and Disclosures

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities;

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields, bids, offers, transactions, spreads, cash collateral received as part of a securities lending program, and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.); or

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used, as of June 30, 2015, in valuing the Fund’s assets:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$6,534,111	$-	$-	$6,534,111
Mutual Funds	11,904	-	-	11,904
Short-Term Investments	3,588,177	-	-	3,588,177
Total Assets	$10,134,192	$-	$-	$10,134,192

As of June 30, 2015, the Fund did not hold any Level 2 or 3 securities.  Transfers into and out of all Levels are represented by their balances as of the end of the reporting period.  For the period ended June 30, 2015, there were no transfers among Levels.

Corsair Opportunity Fund
Notes to the Schedule of Investments - Concluded
June 30, 2015 (Unaudited)

(c)	Federal Income Taxes

The Fund intends to elect and to qualify each year to be treated as a regulated investment company under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended.  In order to so qualify, the Fund must meet certain requirements with respect to the sources of its income, the diversification of its assets and the distribution of its income.  If the Fund qualifies as a regulated investment company, it will not be subject to federal income or excise tax on income it distributes in a timely manner to its shareholders in the form of investment company taxable income or net capital gain distributions.

At June 30, 2015, the cost of securities on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

Cost of investments	$10,076,369

Gross unrealized appreciation	$595,642
Gross unrealized depreciation	(313,485)

Net unrealized appreciation on investments	$282,157

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Item 2.	Controls and Procedures.

a.)
The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) 17 CFR 270.30a-3(c))) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 193417 CFR 240.13a-15(b) or 240.15d-15(b)).  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

b.)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Corsair Opportunity Fund

By	/s/ Jay Petschek
Title	Jay Petschek, President and Principal Executive Officer

Date	August 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jay Petschek
Title	Jay Petschek, President and Principal Executive Officer

Date	August 31, 2015

By	/s/ Thomas Hess
Title	Thomas Hess, Principal Financial Officer

Date	August 31, 2015